COLONIAL U.S. FUND FOR GROWTH

     Supplement to Prospectus dated October 28, 1996
      (Replacing Supplement dated November 4, 1996)


Effective November 18, 1996, the sub-advisory agreement with State Street Bank and Trust Company will be terminated. Following such termination, Colonial Management Associates, Inc. (Colonial) will provide the Fund with investment management services under its current management agreement, without involvement by any sub-adviser. The portfolio managers of the Fund will be Mark Stoeckle and Peter Wiley, each of whom is a Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc. Prior to joining Colonial in 1992, Mr. Wiley was an analyst at State Street Bank and Trust Company and an assistant technical staff member of the Massachusetts Institute of Technology's Lincoln Laboratory. The Fund will continue to seek growth exceeding over time that of the S&P 500 Index by investing primarily in large capitalization U.S. equity securities.






US-36/032D-1196                                   November 18, 1996


               COLONIAL U.S. FUND FOR GROWTH

   Supplement to the Statement of Additional Information
                 dated October 28, 1996
         (Replacing Supplement dated November 4, 1996)



Effective November 18, 1996, the sub-advisory agreement with State Street Bank and Trust Company will be terminated.
Following such termination, Colonial Management Associates, Inc. (Colonial) will provide the Fund with investment management services under its current management agreement, without involvement by any sub-adviser. The portfolio managers of the Fund will be Mark Stoeckle and Peter Wiley, each of whom is a Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc. Prior to joining Colonial in 1992, Mr. Wiley was an analyst at State Street Bank and Trust Company and an assistant technical staff member of the Massachusetts Institute of Technology's Lincoln Laboratory. The Fund will continue to seek growth exceeding over time that of the S&P 500 Index by investing primarily in large capitalization U.S. equity securities.



US-39/033D-1196                                November 18, 1996